Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

May 4, 2016

Assurant, Inc. 28 Liberty Street New York, New York 10005

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Assurant, Inc. (the “Company”) and Wells Fargo Securities, LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Assurant Commercial Mortgage Trust 2016-1, Commercial Mortgage Pass-Through Certificates, Series 2016-1.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in the “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On May 4, 2016, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing 79 mortgage loans that are secured by 79 mortgaged properties (the “Mortgage Loans”).

From February 8, 2016 through May 4, 2016, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (except for the characteristics identified as “Company Provided”) set forth on the Data File (the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

Appendix A

No.	Characteristic on Data File	Source Document
1	No.	None - Company Provided
2	Loan/Property	None - Company Provided
3	Loan Number	None - Company Provided
4	Lender Ownership	Servicer Report
5	Loan Name	None - Company Provided
6	Property Name	Appraisal Report
7	Property Type	Appraisal Report
8	Property Sub Type	Appraisal Report
9	Property Address	Appraisal Report
10	Property City	Appraisal Report
11	Property State	Appraisal Report
12	Property Zip	Appraisal Report
13	Year Built	Appraisal Report / Engineering Report
14	Year Renovated	Appraisal Report / Engineering Report
15	Property Size	Rent Roll / Appraisal Report
16	Property Size Unit Type	Rent Roll / Appraisal Report
17	Property Count	Appraisal Report
18	No. of Buildings	Appraisal Report
19	Site Size (acres)	Appraisal Report
20	Ownership Interest	Title Policy
21	Single Tenant	Rent Roll / Appraisal Report
22	Appraiser Firm	Appraisal Report
23	Is MAI?	Appraisal Report
24	Origination Appraisal Date	Appraisal Report
25	Origination Appraisal Value	Appraisal Report
26	Value Type @ Origination	Appraisal Report
27	Origination Appraisal Stabilized Date	Appraisal Report
28	Origination Appraisal Stabilized Value	Appraisal Report
29	Cap Rate @ Origination	Appraisal Report
30	Origination Appraisal USPAP Conformance	Appraisal Report
31	Origination Appraisal FIRREA (Yes/No)	Appraisal Report
32	Latest Appraiser Firm	BOV / Appraisal Report
33	Most Recent Appraisal Date	BOV / Appraisal Report
34	Latest Appraiser MAI?	BOV / Appraisal Report
35	Most Recent Appraisal Value	BOV / Appraisal Report
36	Diff between BOV & Most Recent Appraisal	Calculation
37	Source of Most Recent Appraised Value	BOV / Appraisal Report
38	DCF Terminal Cap Rate	BOV / Appraisal Report
39	DCF Discount Rate	BOV / Appraisal Report
40	Cap Rate	BOV / Appraisal Report
41	Environmental Report Date	Phase I Report
42	Environmental RECs in Phase I?	Phase I Report

Appendix A

No.	Characteristic on Data File	Source Document
43	Environmental Insurance In Place	Phase I Report / Insurance Certificate
44	Phase 2 Date	Phase II Report
45	Engineering Report Date	Engineering Report
46	Seismic Date	Seismic Report
47	Seismic Zone	Seismic Report / PCA
48	PML Percent	Seismic Report / PCA
49	Seismic Insurance Required	Deed of Trust / Insurance Certificate
50	Seismic Ins Coverage Amnt	Deed of Trust / Insurance Certificate
51	Property Manager	Property Management Agreement
52	Ground Lease?	Ground Lease
53	Is the ground lease subordinate to any mortgages on the leasehold interest? (Yes/No/Silent)	Ground Lease
54	GL Annual Lease Payment	Ground Lease
55	GL Ground Lease Maturity Date	Ground Lease
56	GL Extension Option	Ground Lease
57	GL Max Maturity Date	Ground Lease
58	Cut-off Date LTV	Calculation
59	Maturity Date/ ARD LTV Ratio	Calculation
60	Originator	Note / Servicer Report
61	Cut-off Date	None - Company Provided
62	Cut-off Date Balance	Calculation
63	Current Balance Per Unit	Calculation
64	% of Total Cut-off Date Balance	Calculation
65	Allocated Cut-off Date Balance	Calculation
66	Allocated % of Total Cut-off Date Balance	Calculation
67	Allocated Cut-off Date Balance per Unit	Calculation
68	Loan Balance	Calculation
69	Related (Mortgage Loan Group)	Guaranty
70	Cutoff Rem Amort	Calculation
71	Current UPB	Calculation
72	Administrative Agent	None - Company Provided
73	Administrative Fee Rate	None - Company Provided
74	Net Mortgage Rate	Calculation
75	Orig. Note Date	Note
76	Note Date	Note
77	Original Balance	Note
78	Original Balance per Unit	Calculation
79	Undisbursed Principal	None - Company Provided
80	Loan Type	Note
81	Lien Position	Title Policy
82	Loan Term	Calculation
83	Maturity Date	Note
84	Seasoning	Calculation
85	Remaining Term	Calculation

Appendix A

No.	Characteristic on Data File	Source Document
86	Ext1 Start Date	Note
87	Ext1 End Date	Note
88	Ext1 Period (Months)	Note
89	Ext1 - Performance Hurdle?	Note
90	Ext2 Start Date	Note
91	Ext2 End Date	Note
92	Ext2 Period (Months)	Note
93	Ext2 - Performance Hurdle?	Note
94	Ext3 Start Date	Note
95	Ext3 End Date	Note
96	Ext3 Period (Months)	Note
97	Ext3 - Performance Hurdle?	Note
98	Current Maturity Date	Note
99	Note Rate	Note
100	Interest Accrual Start	Note
101	Interest Accrual End	Note
102	Interest Accrual Method	Note
103	IO Payment	Note
104	Monthly Debt Service Payment (IO)	Calculation
105	Monthly Debt Service Payment (P & I)	Note
106	Balloon Amount	Calculation
107	I/O Period	Note
108	Last IO Payment Date	Note
109	First P&I Payment Date	Note
110	I/O Remaining Term	Calculation
111	Amortization Amount	Calculation
112	Amortization Term	Note
113	Amortization Term Remaining	Calculation
114	Payment Type	Note
115	Payment Frequency	Note
116	First Payment Date	Note
117	Payment Due Date	Note
118	Prepayment String	Note
119	Current Prepayment String	Note
120	Yield Maintenance Calculation Method	Note
121	Yield Maintenance Interest Rate	Note
122	Yield Maintenance Months	Note
123	Yield Maintenance Cap	Note
124	Yield Maintenance Floor	Note
125	Yield Maintenance Interest Rate Converted to Monthly Mortgage Rate	Note
126	Yield Maintenance Discounting Horizon	Note
127	Lockbox Type	Deed of Trust / Note / Assignment of Leases & Rent

Appendix A

No.	Characteristic on Data File	Source Document
128	Lockbox Comments	Deed of Trust / Note / Assignment of Leases & Rent
129	Cash Management	Cash Management Agreement / Deed of Trust
130	Cash Management Trigger	Cash Management Agreement / Deed of Trust
131	Late Fee Grace Days	Note
132	Monetary Default Days	Note
133	Default Rate	Note
134	Late Fee Grace Days (Balloon)	Note / Deed of Trust
135	Late Fee Rate	Note / Deed of Trust
136	IDOT?	Deed of Trust
137	Loan Purpose	Closing Letter / Credit Memo / Settlement Statement
138	Acquisition Date	Settlement Statement / Purchase & Sale Agreement
139	Acquisition Price	Settlement Statement / Purchase & Sale Agreement
140	Assumption Date	Note / Deed of Trust
141	Future Debt Permitted	Note / Deed of Trust / Side Letter
142	Lender Consent Required for Future Debt?	Note / Deed of Trust / Side Letter
143	Future Debt Description	Note / Deed of Trust / Side Letter
144	Tax Escrow (Monthly)	Deed of Trust / Servicer Report
145	Collateral Reserves (Current)	Servicer Report
146	Tax Escrow (Current)	Servicer Report
147	Insurance Escrow (Monthly)	Deed of Trust / Servicer Report
148	Insurance Escrow (Current)	Servicer Report
149	Environmental Escrow (Current)	Servicer Report
150	TI/LC Reserve (Monthly)	Deed of Trust / Servicer Report
151	TI/LC Reserve (Current)	Servicer Report
152	Replacement Reserves (Monthly)	Deed of Trust / Servicer Report
153	Replacement Reserves (Current)	Servicer Report
154	Other Ongoing Pmt	Servicer Report
155	Other Escrow (Monthly)	Deed of Trust / Servicer Report
156	Total Current Reserves	Calculation
157	Other Escrow	Deed of Trust / Servicer Report
158	RE Tax Springing	Deed of Trust / Servicer Report
159	Springing Tax Escrow Description	Deed of Trust / Servicer Report
160	Springing Insurance Escrow Description	Deed of Trust / Servicer Report
161	Springing Environmental Escrow Description	Deed of Trust / Servicer Report
162	Springing Replacement Reserve Description	Deed of Trust / Servicer Report
163	Springing TI/LC Reserve Description	Deed of Trust / Servicer Report
164	Springing Other Escrow Reserve Description	Deed of Trust / Servicer Report
165	Cross Collateralized (Mortgage Loan Group)	Deed of Trust

Appendix A

No.	Characteristic on Data File	Source Document
166	Cross Defaulted (Mortgage Loan Group)	Deed of Trust
167	Cross Release Mech	Deed of Trust
168	Superior Debt	Deed of Trust / Credit Memo
169	Senior Loan Balance	Deed of Trust / Credit Memo
170	Junior Loan	Deed of Trust / Credit Memo
171	Junior Loan Coupon	Deed of Trust / Credit Memo
172	Junior Loan Balance	Deed of Trust / Credit Memo
173	Pari Passu	Deed of Trust / Credit Memo
174	Pari Passu Balance	Deed of Trust / Credit Memo
175	Existing Unsecured Debt (Y/N)	Deed of Trust / Credit Memo
176	Unsecured Debt Original Principal Balance	Deed of Trust / Credit Memo
177	Unsecured Debt Cut-off Date Principal Balance	Deed of Trust / Credit Memo
178	Existing Sub Sec Debt In Trust (Y/N)	Deed of Trust / Credit Memo
179	Existing Subordinate Secured Debt (Y/N)	Deed of Trust / Credit Memo
180	Sub Sec Debt Original Principal Balance	Deed of Trust / Credit Memo
181	Sub Sec Debt Description	Deed of Trust / Credit Memo
182	Sub Sec Debt Cut-off Date Principal Balance	Deed of Trust / Credit Memo
183	Existing Mezzanine Debt In Trust (Y/N)	None - Company Provided
184	Existing Mezzanine Debt (Y/N)	None - Company Provided
185	Mezzanine Debt Original Principal Balance	None - Company Provided
186	Mezzanine Debt Cut-off Date Principal Balance	None - Company Provided
187	Additional Debt - Loan Type	None - Company Provided
188	Additional Debt - Holdback	None - Company Provided
189	Additional Debt - Loan Term (Original)	None - Company Provided
190	Additional Debt - Loan Term (Remaining)	None - Company Provided
191	Additional Debt - Seasoning	None - Company Provided
192	Additional Debt - Loan Amortization Type	None - Company Provided
193	Refinanced (Y/N)	Note
194	Refinanced Loan Balance	Note
195	Refinanced or Extension Date	Note
196	Refinanced Comment	None - Company Provided
197	Single Purpose Entity	Deed of Trust
198	Principals	Note
199	Sponsors	Guaranty / Responsible Party Agreement
200	Borrowers	Note / Deed of Trust
201	Borrower SPE Required?	Deed of Trust
202	Independent Directors	Deed of Trust / Borrower Org Docs
203	DST?	Deed of Trust / Borrower Org Docs
204	Non Consolidation Letter	Deed of Trust / Commitment
205	TIC Structure	Deed of Trust / Borrower Org Docs
206	TIC Count	Deed of Trust / Borrower Org Docs
207	Guaranty Agreement	Guaranty
208	Guaranty Type(s)	Guaranty

Appendix A

No.	Characteristic on Data File	Source Document
209	Guarantors	Guaranty
210	Recourse (Y/N)	Guaranty / Responsible Party Agreement
211	Recourse Type	Guaranty / Responsible Party Agreement
212	Bad Boy Carve-out (Y/N)	Guaranty / Responsible Party Agreement
213	Guaranty % of Outstanding Balance	Guaranty / Responsible Party Agreement
214	UW Occ Pct	Underwriting File
215	UW EGI	Underwriting File
216	UW Total Expense	Underwriting File
217	UW NOI	Underwriting File
218	UW Capex or Replacement	Underwriting File
219	UW NCF	Underwriting File
220	UW NOI DSCR	Calculation
221	UW NCF DSCR	Calculation
222	UW NOI DY	Calculation
223	UW NCF DY	Calculation
224	Annual Current Debt Service	Calculation
225	2012 Statement Date	Underwriting File / BOV / Appraisal Report
226	2012 EGI	Underwriting File / BOV / Appraisal Report
227	2012 Total Expense	Underwriting File / BOV / Appraisal Report
228	2012 NOI	Underwriting File / BOV / Appraisal Report
229	2012 Capex or Replacement	Underwriting File / BOV / Appraisal Report
230	2012 NCF	Underwriting File / BOV / Appraisal Report
231	2012 NOI DSCR	Calculation
232	2012 NCF DSCR	Calculation
233	2012 NOI DY	Calculation
234	2012 NCF DY	Calculation
235	2013 Statement Date	Underwriting File / BOV / Appraisal Report
236	2013 EGI	Underwriting File / BOV / Appraisal Report
237	2013 Total Expense	Underwriting File / BOV / Appraisal Report
238	2013 NOI	Underwriting File / BOV / Appraisal Report

Appendix A

No.	Characteristic on Data File	Source Document
239	2013 Capex or Replacement	Underwriting File / BOV / Appraisal Report
240	2013 NCF	Underwriting File / BOV / Appraisal Report
241	2013 NOI DSCR	Calculation
242	2013 NCF DSCR	Calculation
243	2013 NOI DY	Calculation
244	2013 NCF DY	Calculation
245	2014 Statement Date	Underwriting File / BOV / Appraisal Report
246	2014 EGI	Underwriting File / BOV / Appraisal Report
247	2014 Total Expense	Underwriting File / BOV / Appraisal Report
248	2014 NOI	Underwriting File / BOV / Appraisal Report
249	2014 Capex or Replacement	Underwriting File / BOV / Appraisal Report
250	2014 NCF	Underwriting File / BOV / Appraisal Report
251	2014 NOI DSCR	Calculation
252	2014 NCF DSCR	Calculation
253	2014 NOI DY	Calculation
254	2014 NCF DY	Calculation
255	Rent Roll Date	Rent Roll
256	Economic Occ Pct	Rent Roll
257	Physical Occ Pct	Rent Roll
258	Owner Occ %	Rent Roll
259	Owner Occupied?	Rent Roll
260	First Largest Tenant Name	Rent Roll
261	First Largest Tenant Sq Ft	Rent Roll
262	Largest Major Tenant NRSF%	Calculation
263	First Largest Lease End	Rent Roll
264	Second Largest Tenant Name	Rent Roll
265	Second Largest Tenant Sq Ft	Rent Roll
266	Second Largest Major Tenant NRSF%	Calculation
267	Second Largest Lease End	Rent Roll
268	Third Largest Tenant Name	Rent Roll
269	Third Largest Tenant Sq Ft	Rent Roll
270	Third Largest Major Tenant NRSF%	Calculation
271	Third Largest Lease End	Rent Roll
272	Fourth Largest Tenant Name	Rent Roll
273	Fourth Largest Tenant Sq Ft	Rent Roll
274	Fourth Largest Major Tenant NRSF%	Calculation

Appendix A

No.	Characteristic on Data File	Source Document
275	Fourth Largest Lease End	Rent Roll
276	Fifth Largest Tenant Name	Rent Roll
277	Fifth Largest Tenant Sq Ft	Rent Roll
278	Fifth Largest Major Tenant NRSF%	Calculation
279	Fifth Largest Lease End	Rent Roll

Calculation Procedures

With respect to Characteristic 36, we recomputed the Diff between BOV & Most Recent Appraisal by dividing the (i) difference obtained by subtracting the (a) Origination Appraisal Value from (b) Most Recent Appraisal Value by (ii) Origination Appraisal Value.

With respect to Characteristic 58, we recomputed the Cut-off Date LTV by dividing the (i) Cut-off Date Balance by (ii) Most Recent Appraisal Value.

With respect to Characteristic 59, we recomputed the Maturity Date / ARD LTV Ratio by dividing the (i) Balloon Amount by (ii) Most Recent Appraisal Value.

With respect to Characteristic 62, we recomputed the Cut-off Date Balance, assuming, at your request, no further prepayments of principal, using the balance as of November 1, 2015 (as set forth on the Servicer Report), Interest Accrual Method, Note Rate, I/O Period (if applicable), Monthly Debt Service Payment (P & I) and Cut-off Date. At the request of representatives of the Company, Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 63, we recomputed the Current Balance Per Unit by dividing the (i) Cut-off Date Balance by (ii) Property Size.

With respect to Characteristic 64, we recomputed % of Total Cut-off Date Balance by dividing the (i) Cut-off Date Balance by (ii) aggregate Cut-off Date Balance of the Mortgage Loans.

With respect to Characteristic 65, we were instructed by representatives of the Company to set the Allocated Cut-off Date Balance to equal the Cut-off Date Balance.

With respect to Characteristic 66, we were instructed by representatives of the Company to set the Allocated % of Total Cut-off Date Balance to equal the % of Total Cut-off Date Balance.

With respect to Characteristic 67, we were instructed by representatives of the Company to set the Allocated Cut-off Date Balance per Unit to equal the Current Balance Per Unit.

With respect to Characteristic 68, we were instructed by representatives of the Company to set the Loan Balance to equal the Cut-off Date Balance.

With respect to Characteristic 70, we recomputed the Cutoff Rem Amort by subtracting the (i) Seasoning from (ii) Amortization Term.

With respect to Characteristic 71, we were instructed by representatives of the Company to set the Current UPB to equal the Cut-off Date Balance.

With respect to Characteristic 74, we recomputed the Net Mortgage Rate by subtracting the (i) Administrative Fee Rate from (ii) Note Rate.

Appendix A

With respect to Characteristic 78, we recomputed the Original Balance per Unit by dividing the (i) Original Balance by (ii) Property Size.

With respect to Characteristic 82, we recomputed the Loan Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Current Maturity Date.

With respect to Characteristic 84, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 85, we recomputed the Remaining Term by subtracting the (i) Seasoning from (ii) Loan Term.

With respect to Characteristic 104, we recomputed the Monthly Debt Service Payment (IO) by multiplying the (i) Cut-off Date Balance by (ii) product of the (a) Note Rate and (b) a fraction equal to 30/360. This procedure was performed for partial and full term interest-only Mortgage Loans only (where applicable).

With respect to Characteristic 106, we recomputed the Balloon Amount, assuming, at your request, no further prepayments of principal, using the balance as of November 1, 2015 (as set forth on the Servicer Report), Interest Accrual Method, Note Rate, I/O Period (if applicable), Current Maturity Date and Monthly Debt Service Payment (P & I). At the request of representatives of the Company, Balloon Amount differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 110, we recomputed the I/O Remaining Term by subtracting the (i) Seasoning from (ii) I/O Period. This procedure was performed for partial and full term interest-only Mortgage Loans only (where applicable).

With respect to Characteristic 111, we were instructed by representatives of the Company to set the Amortization Amount to equal the Balloon Amount.

With respect to Characteristic 113, we were instructed by representatives of the Company to set the Amortization Term Remaining to equal the Cutoff Rem Amort.

With respect to Characteristic 156, we recomputed the Total Current Reserves by summing the (i) Collateral Reserves (Current), (ii) Tax Escrow (Current), (iii) Insurance Escrow (Current), (iv) Environmental Escrow (Current), (v) TI/LC Reserve (Current) and (vi) Replacement Reserves (Current).

With respect to Characteristic 220, we recomputed the UW NOI DSCR by dividing the (i) UW NOI by (ii) Annual Current Debt Service.

With respect to Characteristic 221, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) Annual Current Debt Service.

With respect to Characteristic 222, we recomputed the UW NOI DY by dividing the (i) UW NOI by (ii) Cut-off Date Balance.

With respect to Characteristic 223, we recomputed the UW NCF DY by dividing the (i) UW NCF by (ii) Cut-off Date Balance.

Appendix A

With respect to Characteristic 224, we recomputed the Annual Current Debt Service by multiplying the (i) Monthly Debt Service Payment (P&I) by (ii) twelve.

With respect to Characteristic 231, we recomputed the 2012 NOI DSCR by dividing the (i) 2012 NOI by (ii) Annual Current Debt Service.

With respect to Characteristic 232, we recomputed the 2012 NCF DSCR by dividing the (i) 2012 NCF by (ii) Annual Current Debt Service.

With respect to Characteristic 233, we recomputed the 2012 NOI DY by dividing the (i) 2012 NOI by (ii) Cut-off Date Balance.

With respect to Characteristic 234, we recomputed the 2012 NCF DY by dividing the (i) 2012 NCF by (ii) Cut-off Date Balance.

With respect to Characteristic 241, we recomputed the 2013 NOI DSCR by dividing the (i) 2013 NOI by (ii) Annual Current Debt Service.

With respect to Characteristic 242, we recomputed the 2013 NCF DSCR by dividing the (i) 2013 NCF by (ii) Annual Current Debt Service.

With respect to Characteristic 243, we recomputed the 2013 NOI DY by dividing the (i) 2013 NOI by (ii) Cut-off Date Balance.

With respect to Characteristic 244, we recomputed the 2013 NCF DY by dividing the (i) 2013 NCF by (ii) Cut-off Date Balance.

With respect to Characteristic 251, we recomputed the 2014 NOI DSCR by dividing the (i) 2014 NOI by (ii) Annual Current Debt Service.

With respect to Characteristic 252, we recomputed the 2014 NCF DSCR by dividing the (i) 2014 NCF by (ii) Annual Current Debt Service.

With respect to Characteristic 253, we recomputed the 2014 NOI DY by dividing the (i) 2014 NOI by (ii) Cut-off Date Balance.

With respect to Characteristic 254, we recomputed the 2014 NCF DY by dividing the (i) 2014 NCF by (ii) Cut-off Date Balance.

With respect to Characteristic 262, we recomputed the Largest Major Tenant NRSF% by dividing the (i) First Largest Tenant Sq Ft by (ii) Property Size.

With respect to Characteristic 266, we recomputed the Second Largest Major Tenant NRSF% by dividing the (i) Second Largest Tenant Sq Ft by (ii) Property Size.

With respect to Characteristic 270, we recomputed the Third Largest Major Tenant NRSF% by dividing the (i) Third Largest Tenant Sq Ft by (ii) Property Size.

With respect to Characteristic 274, we recomputed the Fourth Largest Major Tenant NRSF% by dividing the (i) Fourth Largest Tenant Sq Ft by (ii) Property Size.

With respect to Characteristic 278, we recomputed the Fifth Largest Major Tenant NRSF% by dividing the (i) Fifth Largest Tenant Sq Ft by (ii) Property Size.

Appendix A

The Appraisal Report, Assignment of Leases & Rent, Borrower Org Docs, Broker Opinion of Value (BOV), Cash Management Agreement, Closing Letter, Commitment, Credit Memo, Deed of Trust, Engineering Report, Ground Lease, Guaranty, Insurance Certificate, Note, Property Condition Assessment (PCA), Phase I Report, Phase II Report, Property Management Agreement, Purchase & Sale Agreement, Rent Roll, Responsible Party Agreement, Seismic Report, Servicer Report, Settlement Statement, Side Letter, Title Policy, Underwriting File and any other related documents or correspondences that were provided to us by representatives of the Company in support of the Characteristics in this Appendix are collectively referred to as the “Source Documents”. We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations as to the accuracy or completeness of any of the information contained therein. In certain instances, our comparisons and recalculations were made using photocopies or faxed copies of the Source Documents. In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans.